Segment Information and Sales to Significant Customers - Additional Information (Detail)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Revenue, Major Customer [Line Items]
Minimum percentage of total revenue accounted for one customer	10.00%	10.00%	10.00%
Revenue [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Customer	The Company had one customer that accounted for at least ten percent of its total revenue
Revenue [Member] | Customer [Member]
Revenue, Major Customer [Line Items]
Percentage of revenue from significant customer	33.00%	33.00%	34.00%